Regulatory Assets and Liabilities - Narrative Liabilities (Details) CAD in Millions, $ in Millions	1 Months Ended	12 Months Ended	16 Months Ended
	Jun. 30, 2015	Dec. 31, 2017 CAD	Feb. 28, 2015 complaint complaint_period	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Regulatory Liabilities [Line Items]
Current regulatory liabilities					CAD 490	CAD 492
Regulatory liability					3,446	2,183
Recognition of a regulatory liability, related to U.S. Tax reform		CAD (1,500)
Deferred income taxes (i)
Regulatory Liabilities [Line Items]
Regulatory liabilities not subject to regulatory return					1,481
Regulatory liability					1,484	0
Deferred income taxes (i) | US
Regulatory Liabilities [Line Items]
Recognition of a regulatory liability, related to U.S. Tax reform		CAD 1,453
Employee future benefits (ii)
Regulatory Liabilities [Line Items]
Regulatory liabilities not subject to regulatory return					45	31
Regulatory liability					47	42
Rate stabilization accounts (vi)
Regulatory Liabilities [Line Items]
Current regulatory liabilities					144	173
Regulatory liabilities not subject to regulatory return					114	180
Regulatory liability					254	230
ROE refund liability (xiii)
Regulatory Liabilities [Line Items]
Regulatory liability					182	346
ROE refund liability (xiii) | ITC
Regulatory Liabilities [Line Items]
Complaints (number) | complaint			2
Number of complaint periods | complaint_period			2
Complaint period			15 months
ROE refund liability, second refund period | ITC | Minimum
Regulatory Liabilities [Line Items]
Regulatory liability | $				$ 106
ROE refund liability, second refund period | ITC | Maximum
Regulatory Liabilities [Line Items]
Regulatory liability | $				145
ROE refund liability, second refund period | ITC | Current regulatory liabilities
Regulatory Liabilities [Line Items]
Regulatory liability				145	182
ROE refund liability, initial complaint | ITC
Regulatory Liabilities [Line Items]
Regulatory liability				$ 118	158
Renewable energy surcharge (xv)
Regulatory Liabilities [Line Items]
Regulatory liability					CAD 66	53
Renewable energy surcharge (xv) | UNS Energy
Regulatory Liabilities [Line Items]
Renewable energy target (at least) (percent)				15.00%	15.00%
Distributed generation requirement percentage (percent)				30.00%	30.00%
Electric and gas moderator account (xvi)
Regulatory Liabilities [Line Items]
Regulatory liability					CAD 58	71
Electric and gas moderator account (xvi) | Central Hudson
Regulatory Liabilities [Line Items]
Approved rate (period)	3 years
Approved refund to customers or reduction in future rates
Regulatory Liabilities [Line Items]
Regulatory liability					173	190
Other liability threshold amount					40
Other
Regulatory Liabilities [Line Items]
Regulatory liabilities not subject to regulatory return					26	51
Regulatory liability					CAD 178	CAD 198